Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2012
O'Shaughnessy All Cap Core Fund (First Prospectus Summary) | O'Shaughnessy All Cap Core Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFAAX
O'Shaughnessy All Cap Core Fund (First Prospectus Summary) | O'Shaughnessy All Cap Core Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFACX
O'Shaughnessy Enhanced Dividend Fund (First Prospectus Summary) | O'Shaughnessy Enhanced Dividend Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFDAX
O'Shaughnessy Enhanced Dividend Fund (First Prospectus Summary) | O'Shaughnessy Enhanced Dividend Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFDCX
O'Shaughnessy Small/Mid Cap Growth Fund (First Prospectus Summary) | O'Shaughnessy Small/Mid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFMAX
O'Shaughnessy Global Equity Fund (First Prospectus Summary) | O'Shaughnessy Global Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
O'Shaughnessy International Equity Fund (First Prospectus Summary) | O'Shaughnessy International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
O'Shaughnessy Tactical Asset Allocation Fund (First Prospectus Summary) | O'Shaughnessy Tactical Asset Allocation Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
O'Shaughnessy Tactical Asset Allocation Fund (First Prospectus Summary) | O'Shaughnessy Tactical Asset Allocation Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
O'Shaughnessy All Cap Core Fund (Second Prospectus Summary) | O'Shaughnessy All Cap Core Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFAIX
O'Shaughnessy Enhanced Dividend Fund (Second Prospectus Summary) | O'Shaughnessy Enhanced Dividend Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFDIX
O'Shaughnessy Small/Mid Cap Growth Fund (Second Prospectus Summary) | O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFMIX
O'Shaughnessy Global Equity Fund (Second Prospectus Summary) | O'Shaughnessy Global Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
O'Shaughnessy International Equity Fund (Second Prospectus Summary) | O'Shaughnessy International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
O'Shaughnessy Tactical Asset Allocation Fund (Second Prospectus Summary) | O'Shaughnessy Tactical Asset Allocation Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA